Financial Trust - Summary of Publicly Offered and Listed Financial Trusts - Cordial Compania Financiera Credito Financial Trust (Detail) - Cordial Compania Financiera Credito Financial Trust [member]
$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)
Financial Trust XIV [member]
Disclosure of financial trust [line items]
Set-up on	Apr. 10, 2016	Apr. 10, 2016
Issued Securities Amount	$ 266,322
Financial Trust XV [member]
Disclosure of financial trust [line items]
Set-up on	Mar. 07, 2017	Mar. 07, 2017
Issued Securities Amount	$ 400,000
Financial Trust XVI [member]
Disclosure of financial trust [line items]
Set-up on	Apr. 07, 2017	Apr. 07, 2017
Issued Securities Amount	$ 398,000
Financial Trust XVII [member]
Disclosure of financial trust [line items]
Set-up on	May 17, 2017	May 17, 2017
Issued Securities Amount	$ 499,100
Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Set-up on	Jun. 13, 2017	Jun. 13, 2017
Issued Securities Amount	$ 500,000
VDF TV A Mat: 12/15/17 [member] | Financial Trust XIV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Mat: 12/15/17	VDF TV A Mat: 12/15/17
Issued Securities Amount		$ 207,731
VDF TV A Mat: 06/15/18 [member] | Financial Trust XV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Mat: 06/15/18	VDF TV A Mat: 06/15/18
Issued Securities Amount		$ 316,000
VDF TV A Mat: 06/15/18 [member] | Financial Trust XVI [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Mat: 06/15/18	VDF TV A Mat: 06/15/18
Issued Securities Amount		$ 314,420
VDF TV A Mat: 08/15/18 [member] | Financial Trust XVII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Mat: 08/15/18	VDF TV A Mat: 08/15/18
Issued Securities Amount		$ 394,289
VDF TV A Mat: 10/15/18 [member] | Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Mat: 10/15/18	VDF TV A Mat: 10/15/18
Issued Securities Amount		$ 395,000
CP Mat: 08/16/21 [member] | Financial Trust XIV [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Mat: 08/16/21	CP Mat: 08/16/21
Issued Securities Amount		$ 58,591
CP Mat: 11/15/19 [member] | Financial Trust XV [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Mat: 11/15/19	CP Mat: 11/15/19
Issued Securities Amount		$ 84,000
CP Mat: 02/17/20 [member] | Financial Trust XVI [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Mat: 02/17/20	CP Mat: 02/17/20
Issued Securities Amount		$ 83,580
CP Mat: 05/15/20 [member] | Financial Trust XVII [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Mat: 05/15/20	CP Mat: 05/15/20
Issued Securities Amount		$ 104,811
CP Mat: 04/15/20 [member] | Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Mat: 04/15/20	CP Mat: 04/15/20
Issued Securities Amount		$ 105,000